Lease Liabilities - Summary of Finance Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of finance lease liabilities [line items]
Balance at the beginning of the year	$ 436.4	$ 394.2
Additions during the year	71.7	98.0
Remeasurements of leases during the year	8.5	16.3
Osisko asset acquisition	50.8	0.0
Interest expense	24.8	22.7	$ 22.5
Repayments of principal amount	92.2	71.5	65.5
Repayments of interest expense	(24.8)	(22.7)
Translation adjustment	(25.0)	(0.6)
Balance at the end of the year	450.2	436.4	$ 394.2
Current portion of lease liability	(86.9)	(76.7)
Non-current portion of lease liability	363.3	359.7
Future minimum lease payments	560.9	549.0
Interest	110.7	112.6
Present value of minimum lease payments	450.2	436.4
– within one year
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	111.3	100.7
Interest	24.4	24.0
Present value of minimum lease payments	86.9	76.7
– later than one and not later than five years
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	271.2	245.3
Interest	62.1	54.2
Present value of minimum lease payments	209.1	191.1
– later than five years
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	178.4	203.0
Interest	24.2	34.4
Present value of minimum lease payments	$ 154.2	$ 168.6